UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Institutional Shares (OHFGX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Oak Harvest Long/Short Hedged Equity Fund (the "Fund") for the period of December 18, 2023 to August 31, 2024.  You can find additional information about the Fund at https://oakharvestfunds.com/documents/. You can also request this information by contacting us at (833) 549-4121.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$135	1.31%

How did the Fund perform during the reporting period?

The Oak Harvest Long/Short Equity Fund (“OHFGX” or the “Fund”) was launched on December 18, 2023. On January 31, 2024, the Fund began trading on the Charles Schwab platform for Oak Harvest clients. As of the fiscal period ended August 31, 2024, OHFGX assets under management stood at slightly over $61 million.

The first half of 2024, into the July 4th weekend, saw the S&P 500® Index (the “Index”), a market cap weighted index, move in uncharacteristically low volatility, upward “goldilocks” pattern led predominantly by 2 sectors, technology and telecommunication service, and more specifically a group of 7 stocks deemed the “Magnificent Seven”. This occurred as inflation trended lower and investors paid up for quality high organic growth, domestic stocks. Small capitalization, emerging market country, and lower “quality” factor stocks severely lagged the Index during this period.

The Fund generated a +9.40% total return as of the fiscal period ended August 31, 2024 compared to +20.32% for the Fund's benchmark, the S&P 500® Index. Given the low volatility, concentrated nature of the upward S&P 500® move, combined with the Fund’s strategy of hedging market risk, shorting stocks, and rapid early cash inflows into the Fund, the Fund’s return lagged the total return of the Index during this same period. Into the summer period, the team broadened the Fund’s exposure to high quality more stable growth names while increasing the use of its hedging techniques. By doing so, when compared to its Morningstar equity peer group “Long-Short Equity”, OHFGX ranked in the 47th percentile out of 159 funds for the 3-month trailing period ended August 31, 2024.

The investment team continues to believe that the Fund’s unique long/short strategy is tailor made for a sustained period of higher volatility in markets. This combined with movement back toward active equity management including single stock selection, sector and style concentration, and hedging downside market risk should position OHFGX investors for capital preservation combined with higher risk adjusted equity returns in the coming years.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,032
$10,940
Dec-2023
Aug-2024

	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	S&P 500® Index
Dec-2023	$10,000	$10,000
Aug-2024	$10,940	$12,032

Average Annual Total Returns

Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	9.40%
S&P 500® Index	20.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$61,940,269
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$299,307
  Portfolio Turnover105%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
24.9%
Health Care
14.2%
Financials
12.2%
Communications
7.1%
Consumer Staples
6.4%
Industrials
6.4%
Consumer Discretionary
4.4%
Energy
3.9%
Real Estate
2.3%
Exchange-Traded Funds
1.9%
Purchased Options
0.5%
Other Assets in Excess of Liabilities
15.8%

Value	Value
Other Assets in Excess of Liabilities	15.8%
Purchased Options	0.5%
Exchange-Traded Funds	1.9%
Real Estate	2.3%
Energy	3.9%
Consumer Discretionary	4.4%
Industrials	6.4%
Consumer Staples	6.4%
Communications	7.1%
Financials	12.2%
Health Care	14.2%
Technology	24.9%

Material Fund Changes

This is a summary of certain changes to the Fund since December 15, 2023. For more complete information, you may review the sticker to Fund’s  prospectus, which is available upon request at  (833) 549-4121 or on the Fund's website at https://oakharvestfunds.com/documents/ .

Effective October 28, 2024 the Fund's principal investment strategy was amended to align the Fund with regard to investment in equity securities and foreign investments.

Oak Harvest Long/Short Hedged Equity Fund- Institutional Shares

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakharvestfunds.com/documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-OHFGX

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is Lori Kaiser, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2024	$12,650

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2024	$0

c)	Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2024	$4,015

Nature of the fees:          Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Oak Harvest Long/Short Hedged Equity Fund:	FY 2024	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2024	$4,015	$0

(h) NOT APPLICABLE. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Oak Harvest Long/Short Hedged Equity Fund

Financial Statements

August 31, 2024

Fund Adviser:

Oak Harvest Investment Services, LLC

920 Memorial City Way, Suite 150

Houston, TX 77024

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments

August 31, 2024

COMMON STOCKS - LONG — 87.94%	Shares	Fair Value
Communications — 7.36%
Alphabet, Inc., Class A(a)	10,000	$1,633,800
GoDaddy, Inc., Class A(b)	4,000	669,640
Netflix, Inc.(b)	1,500	1,052,025
Spotify Technology SA(b)	3,500	1,200,080
		4,555,545
Consumer Discretionary — 7.34%
Alibaba Group Holding Ltd. - ADR	3,500	291,690
Amazon.com, Inc.(a) (b)	8,000	1,428,000
Cheesecake Factory, Inc. (The)	8,500	334,135
Chipotle Mexican Grill, Inc.(a) (b)	21,000	1,177,680
Domino’s Pizza, Inc.	2,500	1,035,525
Gap, Inc. (The)	12,500	280,375
		4,547,405
Consumer Staples — 7.13%
Hershey Co. (The)	6,500	1,254,890
PepsiCo, Inc.(a)	10,000	1,728,800
Procter & Gamble Co. (The)	5,000	857,700
Target Corp.	3,750	576,075
		4,417,465
Energy — 3.92%
Diamondback Energy, Inc.(a)	6,250	1,219,438
TechnipFMC PLC(a)	45,000	1,207,800
		2,427,238
Financials — 12.16%
BlackRock, Inc.	1,850	1,668,348
CME Group, Inc.	5,000	1,078,700
JPMorgan Chase & Co.	6,000	1,348,800
Morgan Stanley	15,000	1,554,150
Nasdaq, Inc.	10,250	738,820
Northern Trust Corp.	7,000	638,470
Progressive Corp. (The)	2,000	504,400
		7,531,688
Health Care — 15.31%
Amgen, Inc.	3,500	1,168,405
Becton, Dickinson and Co.	3,500	848,435
Boston Scientific Corp.(b)	15,000	1,226,850
HCA Healthcare, Inc.	3,500	1,384,565
Intuitive Surgical, Inc.(a) (b)	1,500	738,945
Labcorp Holdings, Inc.	3,500	804,615
Regeneron Pharmaceuticals, Inc.(a) (b)	1,050	1,243,924
Stryker Corp.(a)	3,000	1,081,260
Thermo Fisher Scientific, Inc.	1,600	984,112
		9,481,111
Industrials — 6.38%
Generac Holdings, Inc.(b)	9,000	1,408,770
Honeywell International, Inc.	5,500	1,143,505

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments (continued)

August 31, 2024

COMMON STOCKS - LONG — 87.94% - continued	Shares	Fair Value
Industrials — 6.38% - continued
Lockheed Martin Corp., Class B(a)	1,000	$568,100
Union Pacific Corp.	3,250	832,293
		3,952,668
Real Estate — 2.35%
Crown Castle International Corp.	13,000	1,456,260

Technology — 25.99%
Adobe, Inc.(b)	2,500	1,436,025
Advanced Micro Devices, Inc.(a) (b)	6,000	891,360
Analog Devices, Inc.(a)	3,500	821,940
Apple, Inc.(a)	19,000	4,351,000
Applied Materials, Inc.	4,000	789,040
ASML Holding N.V.	1,200	1,084,644
DocuSign, Inc.(b)	6,000	355,260
Microsoft Corp.	9,000	3,754,260
NVIDIA Corp.(a)	12,500	1,492,125
Palantir Technologies, Inc., Class A(b)	30,200	950,696
Zoom Video Communications, Inc., Class A(b)	2,500	172,700
		16,099,050
Total COMMON STOCKS - LONG (Cost $49,872,837)		54,468,430

EXCHANGE-TRADED FUNDS - LONG — 1.87%
SPDR® S&P® Regional Banking ETF	20,000	1,156,600

Total (Cost $1,091,163)		1,156,600

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
PURCHASED OPTIONS — 0.48%
PURCHASED PUT OPTIONS — 0.44%
Invesco QQQ Trust Series 1	150	$7,144,050	$474.00	9/9/2024	$49,875
Invesco QQQ Trust Series 1	200	9,525,400	455.00	9/23/2024	43,400
Invesco QQQ Trust Series 1	200	9,525,400	465.00	9/23/2024	76,400
Invesco QQQ Trust Series 1	200	9,525,400	470.00	9/23/2024	102,500
Total Purchased Put Options (Cost $438,145)					272,175

PURCHASED CALL OPTIONS — 0.04%
F5 Inc.	50	$1,015,750	$200.00	9/23/2024	$27,050

Total Purchased Call Options (Cost $17,526)					27,050
Total Purchased Options (Cost $455,671)					299,225

Total Investments — 90.29% (Cost $51,419,671)					55,924,255

Other Assets in Excess of Liabilities — 9.71%					6,016,014

NET ASSETS — 100.00%					$61,940,269

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Investments (continued)

August 31, 2024

(a)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on August 31, 2024 was $1,294,178.
(b)	Non-income producing security.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Securities Sold Short

August 31, 2024

COMMON STOCKS - SHORT — (6.09)%	Shares	Fair Value
Communications - (0.24)%
Uber Technologies, Inc.(a)	(2,000)	$(146,260)

Consumer Discretionary - (2.91)%
CarMax, Inc.(a)	(5,500)	(465,025)
Live Nation Entertainment, Inc.(a)	(11,000)	(1,074,370)
Six Flags Entertainment Corp.(a)	(6,000)	(262,680)
		(1,802,075)
Consumer Staples - (0.71)%
Hims & Hers Health, Inc.(a)	(30,000)	(441,900)

Health Care - (1.09)%
Eli Lilly & Co.	(700)	(672,014)

Technology - (1.14)%
Arista Networks, Inc.(a)	(2,000)	(706,760)

Total Common Stocks - Short (Proceeds Received $3,633,917)		(3,769,009)

Total Securities Sold Short — (6.09)% (Proceeds Received $3,633,917)		$(3,769,009)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Schedule of Written Options

August 31, 2024

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS - (0.08)%
WRITTEN CALL OPTIONS - (0.08)%
Amgen, Inc.	(15)	$(500,745)	$335.00	9/23/2024	$(8,880)
Analog Devices, Inc.	(15)	(352,260)	240.00	9/9/2024	(1,237)
Apple, Inc.	(65)	(1,488,500)	230.00	9/9/2024	(12,318)
HCA Healthcare, Inc.	(15)	(593,385)	395.00	9/23/2024	(12,450)
Microsoft Corp.	(35)	(1,459,990)	425.00	9/9/2024	(3,937)
Progressive Corp. (The)	(10)	(252,200)	240.00	9/23/2024	(13,430)

Total Written Call Options (Premiums Received$34,322)					(52,252)

Total Written Options (Premiums Received $34,322)					$(52,252)

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Statement of Assets and Liabilities

August 31, 2024

Assets
Investments in securities, at fair value (cost $51,419,671)	$55,924,255
Cash and cash equivalents	3,560,198
Cash held at broker for securities sold short	5,674,740
Receivable for fund shares sold	574,772
Receivable for investments sold	343,240
Dividends receivable	40,117
Prepaid expenses	49,950
Total Assets	66,167,272
Liabilities
Investments in securities sold short, at fair value (proceeds received $3,633,917)	3,769,009
Options written, at fair value (premium received $34,322)	52,252
Payable for investments purchased	291,637
Dividend expense payable on short positions	910
Payable to Adviser	65,659
Payable to Administrator	11,535
Payable to trustees	4,623
Other accrued expenses	31,378
Total Liabilities	4,227,003
Net Assets	$61,940,269
Net Assets consist of:
Paid-in capital	$58,632,401
Accumulated earnings	3,307,868
Net Assets	$61,940,269
Shares outstanding (unlimited number of shares authorized, no par value)	5,664,333
Net asset value, offering and redemption price per share	$10.94

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Statement of Operations

For the Period Ended August 31, 2024(a)

Investment Income
Dividend income (net of foreign taxes withheld of $564)	$221,592
Interest income	301,275
Total investment income	522,867
Expenses
Investment Adviser	499,837
Administration	49,029
Transfer agent	20,981
Audit and tax preparation	17,165
Compliance services	16,667
Report printing	16,439
Registration	16,088
Legal	14,790
Trustee	13,001
Dividend expense on securities sold short	11,985
Custodian	11,500
Miscellaneous	25,045
Total expenses	712,527
Fees waived by Adviser	(200,530)
Net operating expenses	511,997
Net investment income	10,870
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,044,397)
Securities sold short	(256,982)
Written options	306,105
Purchased options	(59,290)
Change in unrealized appreciation (depreciation) on:
Investment securities	4,661,030
Securities sold short	(135,092)
Written options	(17,930)
Purchased options	(156,446)
Net realized and change in unrealized gain on investments	3,296,998
Net increase in net assets resulting from operations	$3,307,868

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Statement of Changes in Net Assets

For the Period Ended August 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$10,870
Net realized loss on investment transactions	(1,054,564)
Change in unrealized appreciation on investments	4,351,562
Net increase in net assets resulting from operations	3,307,868

Capital Transactions
Proceeds from shares sold	59,659,621
Amount paid for shares redeemed	(1,027,220)
Net increase in net assets resulting from capital transactions	58,632,401
Total Increase in Net Assets	61,940,269

Net Assets
Beginning of period	-
End of period	$61,940,269

Share Transactions
Shares sold	5,760,046
Shares redeemed	(95,713)
Net increase in shares outstanding	5,664,333

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended August 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	-
Net realized and unrealized gain on investments	0.94
Total from investment operations	0.94

Less distributions to shareholders from:
Net asset value, end of period	$10.94
Total Return(b)	9.40	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$61,940
Ratio of net expenses to average net assets(d)	2.00	%(e)(f)
Ratio of expenses to average net assets before waiver and reimbursement	2.78	%(e)(f)
Ratio of net investment income to average net assets	0.04	%(e)(f)
Portfolio turnover rate	105%

(a)	For the period December 18, 2023 (commencement of operations) to August 31, 2024.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Excluding dividend expense, the ratio of net expenses to average net assets was 1.95% for the fiscal period ended August 31, 2024.
(e)	Annualized.
(f)	The Fund commenced operations on December 18, 2023, but did not start pursuing its investment objective until January 11, 2024. Expenses incurred by the Fund and corresponding ratios reflect the period from January 11, 2024 to August 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements

August 31, 2024

NOTE 1. ORGANIZATION

The Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified series of Capitol Series Trust (the “Trust”) on October 19, 2023. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013, as amended and restated November 18, 2021 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Oak Harvest Investment Services, LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation.

The Fund currently offers one class of shares, Institutional Shares. The Fund commenced operations on December 18, 2023. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $5,674,740 as of August 31, 2024.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least quarterly. The Fund intends to distribute its net realized capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal period ended August 31, 2024, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses:

Accumulated Earnings
Paid-In Capital	(Deficit)
$(174)	$174

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

Derivatives – The Fund may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Fund may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Fund may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions – The Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. The Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of August 31, 2024, and the effect of derivative instruments on the Statements of Operations for the fiscal period ended August 31, 2024.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$299,225
Written Options		Written options, at fair value	(52,252)

For the fiscal period ended August 31, 2024:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Purchased Options	Net realized gain on purchased options	$(59,290)	$(156,446)

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	306,105	(17,930)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the fiscal year ended August 31, 2024:

Derivatives	Average Ending Monthly Fair Value
Purchased Options(a)	$164,165
Written Options(b)	(23,133)

(a)	Average based on the 8 months during the period that had activity.
(b)	Average based on the 5 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2024:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Options	$52,252	$-	$52,252	$(52,252)	$-	$-

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Portfolio Valuation Procedures, the Adviser, as Valuation Designee, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Assets	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$54,468,430	$-	$-	$54,468,430
Exchange-Traded Funds	1,156,600	-	-	1,156,600
Call Options Purchased	-	27,050	-	27,050
Put Options Purchased	-	272,175	-	272,175
Total	$55,625,030	$299,225	$-	$55,924,255

Liabilities
Common Stocks(a)	$(3,769,009)	$-	$-	$(3,769,009)
Written Call Options	-	(52,252)	-	(52,252)
Total	$(3,769,009)	$(52,252)	$-	$(3,821,261)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the Fund’s average daily net assets. For the fiscal period ended August 31, 2024, the Adviser earned fees of $499,837 from the Fund. At August 31, 2024, the Fund owed the Adviser $65,659.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.95% of the Fund’s average daily net assets through February 28, 2025 (“Expense Limitation”). During any fiscal year that the Agreement between the Adviser and the Trust

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time. As of August 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

Recoverable Through
August 31, 2027	$200,530

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, fund accounting, and transfer agent services, including all regulatory reporting. Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator.

NOTE 6. PURCHASES AND SALES OF SECURITIES

During the fiscal year ended August 31, 2024, the Fund purchased $78,764,186 and sold $26,679,086 of securities, excluding securities sold short and short-term investments.

Oak Harvest Long/Short Hedged Equity Fund
Notes to the Financial Statements (continued)

August 31, 2024

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$4,793,247
Gross unrealized depreciation	(731,996)
Net unrealized appreciation on investments	$4,061,251

Tax cost of investments and securities sold short	$48,041,743

At August 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,932
Accumulated capital and other losses	$(769,141)
Unrealized appreciation on investments	4,061,251
Total accumulated earnings	$3,308,042

As of August 31, 2024, the Fund had available for tax purposes unused capital loss carryforwards of $769,141 of short-term capital loss carryforwards, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oak Harvest Long/Short Hedged Equity Fund (the “Fund”) (one of the funds constituting Capitol Series Trust (the “Trust”)), including the schedule of investments, as of August 31, 2024, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from December 18, 2023 (commencement of operations) to August 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Capitol Series Trust) at August 31, 2024, the results of its operations, the changes in its net assets, and its financial highlights for the period from December 18, 2023 (commencement of operations) to August 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Cincinnati, Ohio

October 25, 2024

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 549-4121 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Walter B. Grimm, Chairman	Ernst & Young LLP
Lori Kaiser	221 East 4th Street, Suite 2900
Janet Smith Meeks	Cincinnati, OH 45202
Mary Madick

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Chief Executive Officer and President	Practus, LLP
Zachary P. Richmond, Chief Financial Officer and Treasurer	11300 Tomahawk Creek Parkway, Suite 310
Martin R. Dean, Chief Compliance Officer	Leawood, KS 66211
Tiffany R. Franklin, Secretary

INVESTMENT ADVISER	CUSTODIAN
Oak Harvest Investment Services, LLC 920 Memorial City Way, Suite 150 Houston, TX 77024	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Distributors, LLC	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NOT APPLICABLE.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) NOT APPLICABLE.

(b) NOT APPLICABLE.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) NOT APPLICABLE.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4) NOT APPLICABLE.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	11/04/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	11/04/2024

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	11/04/2024